Note 4 - Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Cash, Cash Equivalent, and Investment [Table Text Block]
	Amortized	Gross Unrealized		Estimated	Cash and Cash	Short-Term
	Cost	Gains	Losses	Fair Value	Equivalents	Investments
March 31, 2026
Cash at banks	$3,837	$—	$—	$3,837	$3,837	$—
Money market funds	44,121	—	—	44,121	44,121	—
U.S. Treasury securities	4,190	—	(2)	4,188	2,788	1,400
Commercial paper	8,881	—	(5)	8,876	—	8,876
Total	$61,029	$—	$(7)	$61,022	$50,746	$10,276
	Amortized	Gross Unrealized		Estimated	Cash and Cash	Short-Term
	Cost	Gains	Losses	Fair Value	Equivalents	Investments
December 31, 2025
Cash at banks	$3,583	$—	$—	$3,583	$3,583	$—
Money market funds	46,164	—	—	46,164	46,164	—
U.S. Treasury securities	14,063	1	(4)	14,060	4,067	9,993
Total	$63,810	$1	$(4)	$63,807	$53,814	$9,993

	Amortized	Gross Unrealized		Estimated	Cash and Cash	Short-Term
	Cost	Gains	Losses	Fair Value	Equivalents	Investments
December 31, 2025
Cash at banks	$3,583	$—	$—	$3,583	$3,583	$—
Money market funds	46,164	—	—	46,164	46,164	—
U.S. Treasury securities	14,063	1	(4)	14,060	4,067	9,993
Total	$63,810	$1	$(4)	$63,807	$53,814	$9,993
	Amortized	Gross Unrealized		Estimated	Cash and Cash	Short-Term
	Cost	Gains	Losses	Fair Value	Equivalents	Investments
December 31, 2024
Cash at banks	$8,740	$—	$—	$8,740	$8,740	$—
Money market funds	16,489	—	—	16,489	16,489	—
U.S. Treasury securities	23,802	7	(4)	23,805	—	23,805
Commercial paper	2,688	1	—	2,689	—	2,689
Total	$51,719	$8	$(4)	$51,723	$25,229	$26,494

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	March 31, 2026	December 31, 2025

Prepaid clinical and manufacturing expenses	$10,869	$18,920
Prepaid insurance	98	168
Prepaid rent	562	539
Other prepaid	965	677
Other current assets	614	667
Prepaid expenses and other current assets	$13,108	$20,971

	December 31, 2025	December 31, 2024

Prepaid clinical and manufacturing expenses	$18,920	$1,998
Prepaid insurance	168	282
Prepaid rent	539	521
Other prepaid	677	1,449
Other current assets	667	318
Prepaid expenses and other current assets	$20,971	$4,568

Property, Plant, and Equipment [Table Text Block]
	March 31, 2026	December 31, 2025

Laboratory equipment	$13,963	$14,005
Office and computer equipment	1,158	1,142
Leasehold improvements	3,929	3,929
Construction in progress	335	158
Total property and equipment	19,385	19,234
Less: accumulated depreciation	(14,558)	(13,801)
Property and equipment, net	$4,827	$5,433

	December 31, 2025	December 31, 2024

Laboratory equipment	$14,005	$13,806
Office and computer equipment	1,142	1,140
Leasehold improvements	3,929	4,107
Construction in progress	158	160
Total property and equipment	19,234	19,213
Less: accumulated depreciation	(13,801)	(10,508)
Property and equipment, net	$5,433	$8,705

Intangible Asset, Finite-Lived [Table Text Block]
	March 31, 2026	December 31, 2025

Developed technology	$5,000	$5,000
Intellectual property	80	80
Total cost	5,080	5,080
Less: accumulated amortization	(2,437)	(2,254)
Intangible assets, net	$2,643	$2,826

	December 31, 2025	December 31, 2024

Developed technology	$5,000	$5,000
Intellectual property	80	80
Total cost	5,080	5,080
Less: accumulated amortization	(2,254)	(1,523)
Intangible assets, net	$2,826	$3,557

Intangible Asset, Finite-Lived, and Capitalized Cost, Software to be Sold, Leased, or Marketed, Estimated Amortization Expense [Table Text Block]
Year Ending December 31,	Amount
2026 (nine months remaining)	$549
2027	731
2028	727
2029	636
Total	$2,643

Year Ending December 31,	Amount
2026	$732
2027	731
2028	727
2029	636
Total	$2,826

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	March 31, 2026	December 31, 2025

Balance at beginning of period	$68	$65,400
Revenue recognized	(45)	(65,513)
Amounts collected or invoiced	—	181
Balance at end of period	$23	$68
	March 31, 2026	December 31, 2025

Balance at beginning of period	$14,976	$—
Revenue recognized for collaboration	(2,815)	(2,108)
Amounts collected or invoiced	—	17,084
Total deferred collaboration revenue	12,161	14,976
Current portion	(11,716)	(12,952)
Long-term portion	$445	$2,024

	December 31, 2025	December 31, 2024

Balance at beginning of period	$65,400	$—
Revenue recognized	(65,513)	—
Amounts collected or invoiced	181	65,400
Balance at end of period	$68	$65,400
December 31, 2025

Balance at beginning of period	$—
Revenue recognized for collaboration	(2,108)
Amounts collected or invoiced	17,084
Total deferred collaboration revenue	14,976
Current portion	(12,952)
Long-term portion	$2,024

Schedule of Accrued Liabilities [Table Text Block]
	March 31, 2026	December 31, 2025

Accrued compensation	$2,259	$4,244
Accrued clinical and manufacturing expenses	32,728	42,455
Accrued professional and consulting services	718	552
Other liabilities, current portion	821	628
Total	$36,526	$47,879

	December 31, 2025	December 31, 2024

Accrued compensation	$4,244	$5,087
Accrued clinical and manufacturing expenses	42,455	5,134
Accrued professional and consulting services	552	623
Other liabilities, current portion	628	534
Total	$47,879	$11,378